PENSION PLANS (Details) - Other post-employment benefit plans [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Mortality chart	RV-2014	RV-2014
Termination of contract rates	5.00%	5.00%
Impairment chart	PDT 1985	PDT 1985